Capital and financing structure	12 Months Ended
Dec. 31, 2024
Capital and financing structure [Abstract]
Disclosure of capital and financing structure [Text Block]
SECTION 5: CAPITAL AND FINANCING STRUCTURE AT DECEMBER 31, 2024 AND 2023
The notes in this section describe trends in Ferrovial's financial structure at December 31, 2024 and 2023, addressing both changes in equity (Note 5.1) and cash and cash equivalents and borrowings (Note 5.2), broken down by project company and ex-project company. They also describe the Group's exposure to the main financial risks and risk management policies (Note 5.4), as well as derivatives contracted for such purposes (Note 5.5).
At December 31, 2024 , the Company’s equity (Note 5.1) attributed to shareholders increased in relation to the previous year, due essentially to the net profit for the year (EUR 3,239 million), which was partially offset by shareholder remuneration and the purchase of discretionary treasury shares.

EQUITY ATTRIBUTED TO SHAREHOLDERS	(Million euro)
Closing balance at 12.31.2023	3,766
Net profit/(loss)	3,239
Income and expense recognized directly in equity	158
Amounts transferred to the income statement	(15)
Shareholder distributions	(831)
Share-based remuneration scheme	13
Other treasury shares repurchase	(272)
Other	17
Closing balance at 12.31.2024	6,075
Regarding infrastructure project borrowings, the variation during 2024 is primarily due to the foreign exchange effect (EUR 472 million).

BORROWINGS OF INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2023	7,915
Net drawdowns	34
Exchange rate effects	472
Changes in scope of consolidation	(22)
Closing balance at 12.31.2024	8,400
Regarding ex-infrastructure project borrowings, the variation during the year is primarily due to the redemption of one of the corporate bonds issued in July 2014, maturing in 2024 (EUR -300 million) as well as to the reduction in the Euro Commercial Paper (ECPs) issued at the December 2024 closing (EUR -251 million).

BORROWINGS OF EX INFRASTRUCTURE PROJECTS	(Million euro)
Closing balance at 12.31.2023	3,463
Net drawdowns	(580)
Exchange rate effects	4
Changes in scope of consolidation	—
Closing balance at 12.31.2024	2,886